EQUITY - Schedule Of Series Of Preferred Shares (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Equity	$ 111,066	$ 116,846	$ 103,129
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 4,145	$ 4,145	$ 4,146